Subsequent events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

25. Subsequent events

On January 2, 2020, the Company issued 27,580 Class B Common Shares as share-based compensation to certain Board of Directors for services performed as directors for the year-ended December 31, 2019.

On January 9, 2020, the Company commenced trading on the NASDAQ under the symbol "HUGE".

On February 4, 2020, the Company issued 225,371 Class B Common Shares to Solarvest as settlement under the Share Exchange Agreement to settle derivative liability of $2,646,269. The Company also concurrently announced the appointment of Dr. Edward J. Brennan, President of FSD Pharma's Biosciences Division, to the board of directors of Solarvest.

On February 5, 2020 the Company executed Share Purchase and Sale Agreements with a consortium of buyers to sell the Company's investment in Cannara, consisting of 85,003,750 Class B shares, for gross proceeds of $7,743,492.

Subsequent to December 31, 2019 the Company is considering the continuing use or sale of the Cobourg facility.